Exhibit 99.1

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

Collection Period Start	1-Mar-22	Distribution Date	17-Apr-23
Collection Period End	31-Mar-23	30/360 Days	30
Beg. of Interest Period	15-Mar-23	Actual/360 Days	33
End of Interest Period	17-Apr-23

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,212,135,507.43	1,000,917,935.90	967,942,037.64	0.7985428
Total Securities		1,212,135,507.43	1,000,917,935.90	967,942,037.64	0.7985428
Class A-1 Notes	2.021000%	118,300,000.00	0.00	0.00	0.0000000
Class A-2a Notes	3.450000%	209,000,000.00	158,440,842.36	140,497,695.43	0.6722378
Class A-2b Notes	5.238040%	175,100,000.00	132,741,586.11	117,708,834.78	0.6722378
Class A-3 Notes	3.810000%	362,000,000.00	362,000,000.00	362,000,000.00	1.0000000
Class A-4 Notes	3.870000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	272,735,507.43	272,735,507.43	272,735,507.43	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	17,943,146.93	455,517.42	85.8523777	2.1795092
Class A-2b Notes	15,032,751.33	637,363.59	85.8523777	3.6399977
Class A-3 Notes	0.00	1,149,350.00	0.0000000	3.1750000
Class A-4 Notes	0.00	241,875.00	0.0000000	3.2250000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	32,975,898.26	2,484,106.01

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					13,571,594.01
Monthly Interest					4,937,293.00

Total Monthly Payments					18,508,887.01
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					386,938.24
Aggregate Sales Proceeds Advance					657,136.92

Total Advances					1,044,075.16
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					20,609,526.82
Excess Wear and Tear and Excess Mileage					1,987.01
Remaining Payoffs					0.00
Net Insurance Proceeds					1,705,888.75
Residual Value Surplus					125,615.87

Total Collections					41,995,980.62

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		1,125,279.59			42
Involuntary Repossession		143,987.00			5
Voluntary Repossession		65,700.00			3
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,699,271.32		64
Customer Payoff				564,244.62	26
Grounding Dealer Payoff				18,717,471.56	894
Dealer Purchase				—	—

Total		1,334,966.59	1,699,271.32	19,281,716.18	1,034

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	44,144	1,094,387,827.33	7.00000%	1,000,917,935.90
Total Depreciation Received		(13,927,958.39)		(12,068,170.53)
Principal Amount of Gross Losses	(83)	(2,081,150.43)		(1,931,051.46)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(10)	(336,353.68)		(316,277.96)
Scheduled Terminations	(948)	(19,776,219.68)		(18,660,398.31)

Pool Balance - End of Period	43,103	1,058,266,145.15		967,942,037.64
Remaining Pool Balance
Lease Payment				249,252,959.76
Residual Value				718,689,077.88

Total				967,942,037.64

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	41,995,980.62
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	41,995,980.62
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	749,300.23
3. Reimbursement of Sales Proceeds Advance	683,528.89
4. Servicing Fee:
Servicing Fee Due	834,098.28
Servicing Fee Paid	834,098.28
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,266,927.40
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	455,517.42
Class A-2a Notes Monthly Interest Paid	455,517.42
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	637,363.59
Class A-2b Notes Monthly Interest Paid	637,363.59
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,149,350.00
Class A-3 Notes Monthly Interest Paid	1,149,350.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	241,875.00
Class A-4 Notes Monthly Interest Paid	241,875.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,484,106.01
Total Note and Certificate Monthly Interest Paid	2,484,106.01
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	37,244,947.21
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	32,975,898.26
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	32,975,898.26
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,269,048.95

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,848,542.03
Required Reserve Account Amount			7,878,880.80
Beginning Reserve Account Balance			7,878,880.80
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,878,880.80
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,269,048.95
Gross Reserve Account Balance			12,147,929.75
Remaining Available Collections Released to Seller			4,269,048.95
Total Ending Reserve Account Balance			7,878,880.80

V. POOL STATISTICS

Weighted Average Remaining Maturity			14.93
Monthly Prepayment Speed			126%
Lifetime Prepayment Speed			93%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,961,812.58
Securitization Value of Defaulted Receivables and Casualty Receivables		1,931,051.46	83
Aggregate Defaulted and Casualty Gain (Loss)		30,761.12
Pool Balance at Beginning of Collection Period		1,000,917,935.90
Net Loss Ratio
Current Collection Period		0.0031%
Preceding Collection Period		0.0319%
Second Preceding Collection Period		0.0088%
Third Preceding Collection Period		0.0211%
Cumulative Net Losses for all Periods		-0.1966%	(2,382,982.72)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.43%	4,335,998.33	188
61-90 Days Delinquent	0.06%	620,830.37	28
91-120 Days Delinquent	0.02%	212,494.72	9
More than 120 Days	0.01%	145,556.42	5

Total Delinquent Receivables:	0.52%	5,314,879.84	230

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.10%	0.10%
Preceding Collection Period		0.12%	0.11%
Second Preceding Collection Period		0.13%	0.11%
Third Preceding Collection Period		0.13%	0.12%
60 Day Delinquent Receivables		978,881.51
Delinquency Percentage		0.10%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		1,125,279.59	42
Securitization Value		1,004,467.61	42

Aggregate Residual Value Surplus (Loss)		120,811.98

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		4,767,768.59	177
Cumulative Securitization Value		4,591,962.52	177

Cumulative Residual Value Surplus (Loss)		175,806.07

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			851,296.65
Reimbursement of Outstanding Advance			683,528.89
Additional Advances for current period			657,136.92

Ending Balance of Residual Advance			824,904.68

Beginning Balance of Payment Advance			1,568,967.21
Reimbursement of Outstanding Payment Advance			749,300.23
Additional Payment Advances for current period			386,938.24

Ending Balance of Payment Advance			1,206,605.22

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets, or repurchases of Series Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO